Document and Entity Information	Jan. 31, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jan. 31, 2020
Entity File Number	333-169979
Entity Registrant Name	Zayo Group, LLC
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-2012549
Entity Address, Address Line One	1821 30th Street, Unit A
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	303
Local Phone Number	381-4683
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001502756
Amendment Flag	false